Organization and Description of Business (Details Narrative) - USD ($)				1 Months Ended
	Jun. 14, 2024	Jan. 25, 2022	Jan. 09, 2020	Dec. 31, 2024	Sep. 30, 2025	Sep. 17, 2025	Jul. 09, 2025	Mar. 21, 2025	Jun. 13, 2024	Dec. 31, 2023	Jan. 24, 2022	Nov. 11, 2021	Jan. 08, 2020
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Common stock par value	$ 0.0001			$ 0.0001	$ 0.0001					$ 0.0001		$ 0.0001
Common stock shares authorized	125,000,000		25,000,000	125,000,000	125,000,000					125,000,000		45,000,000
Minimum closing bid price						$ 1.00
Common Stock [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Sale of shares of common stock				2,750,000
Stock price per share				$ 4.00
Gross proceeds				$ 11,000,000
Underwriting discounts, commissions and offering expenses				$ 9,725,213
Minimum closing bid price							$ 1.00	$ 1.00
(3:1) Forward Stock Split [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Stock split			three-for-one (3:1) forward stock split
Common stock par value			$ 0.0001
Common stock shares authorized			25,000,000										5,000,000
(1:2) Reverse Stock Split [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Stock split		one-for-two (1:2) reverse stock split
Common stock par value		$ 0.0001
Common stock shares authorized		6,538,304									13,076,608
(15:4) Forward Stock Split [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Stock split	fifteen-for-four (15:4) forward stock split
Common stock par value	$ 0.0001
Common stock shares authorized	30,126,413								8,033,706